INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS

5. INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS

Equity method investments

The table below summarizes the movements in the carrying amount of the Group’s equity method investments for the years ended December 31, 2023, 2024 and 2025.

	2023	2024	2025
Balance at the beginning of the year	19.6	6.4	6.4
Investment in Toloka	—	—	33.6
Share of profit / (loss) in equity method investments	(2.3)	—	(28.6)
Share of other comprehensive loss in equity method investments	—	—	(0.3)
Impairment loss	(10.9)	—	—
Total equity method investments	6.4	6.4	11.1

As of December 31, 2025 investment in Toloka represents an investment in combination of common stock and preferred stock, initially recognized at fair value as of the date of Toloka Deconsolidation. The Group holds 81% of the economic interest and 49% of the voting interest in Toloka on an outstanding basis. Investment in Toloka’s common stock is accounted under the equity method, while preferred stock is accounted for separately as an investment in non-marketable equity securities as disclosed below.

The carrying value of the Group’s equity method investments as of December 31, 2024 and 2025 were as follows:

	2024	2025
Venture capital fund	6.4	6.4
Toloka	—	4.7
Total equity method investments	6.4	11.1

Included in the carrying value of the Toloka investment is the basis difference, net of amortization, between the original cost of the investment and the Group's proportionate share of the net assets of Toloka. The carrying value of the equity method investment is primarily adjusted for the Group’s share in the losses of Toloka and amortization of basis differences.

The table below provides the composition of the basis difference as of December 31, 2025:

2025
Intangible assets, net of accumulated amortization	(8.3)
Deferred tax liabilities	1.6
Basis difference	(6.7)

The Group amortizes the basis difference related to the intangible assets over the estimated useful lives of the assets that gave rise to the difference using the straight-line method. The weighted-average remaining useful life of the intangible assets is approximately 5.4 years as of December 31, 2025.

Investments in non-marketable equity securities

The Group’s non-marketable equity securities are investments in privately held companies without readily determinable fair values and are summarized as follows:

	2024	2025
ClickHouse	89.7	737.1
Investment in preferred shares of Toloka	—	97.0
Other	1.0	2.5
Total Investments in non-marketable equity securities	90.7	836.6

ClickHouse

In 2021, the Group effected a spin-off of ClickHouse Inc. (or “ClickHouse”), an open-source database management system. In 2022, the Group lost significant influence over ClickHouse. As a result, the investment is accounted for under the measurement alternative, recorded at its initial cost less impairment, with the initial cost determined on the date of transfer from the equity method. As of December 31, 2024 and 2025, the investment was not impaired.

In May 2025, ClickHouse completed a Series C convertible preferred stock financing (the “Series C Financing”) led by investors other than the Group. In connection with the Series C Financing, the Group purchased pre-funded warrants for Series C convertible preferred stock for aggregate consideration of $50.0. These warrants are exercisable only upon the occurrence of specific events, such as a direct listing, initial public offering or sale event, or upon transfer. The Series C Financing represents an observable price change from an orderly transaction involving equity securities similar to the Group’s investment, and pursuant to ASC 321, the fair value of these investments was remeasured as of the transaction date to reflect this change. In the year ended December 31, 2025, the Group recognized an upward adjustment in the amount of $597.4 presented as gain from revaluation of investments in equity securities in the consolidated statement of operations.

Toloka

As disclosed in Note 3, upon the Toloka Deconsolidation, the Group retained a noncontrolling interest in Toloka Group in a combination of voting and nonvoting common and preferred shares. Preferred shares are not considered in-substance common stock and are accounted for under the measurement alternative of ASC 321. The initial cost basis of the Group’s holdings of Toloka Group’s preferred stock was determined based on the purchase price in the Toloka financing transaction and amounted to $97.0. As of December 31, 2024 and 2025, the investment was not impaired, and there were no downward or upward adjustments.